RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 14. RELATED PARTY TRANSACTIONS

The Company conducts transactions, in the normal course of business, with its directors and officers, including companies in which they have a beneficial interest. It is the Company’s policy to comply with federal regulations that require that these transactions with directors and executive officers be made on substantially the same terms as those prevailing at the time made for comparable transactions to other persons. Related party loans totaled approximately $24,510,000 at December 31, 2011 and $25,120,000 at December 31, 2010.

During 2004, the Company entered into a joint venture (50% ownership by the Company) with a real estate development and investment firm (the “Firm”) in connection with the new headquarters facility. The Firm is considered a related party, as one of its principals is a Board member and shareholder of the Company. During 2009, the Company entered into an additional transaction with the Firm involving a 40%ownership of another entity resulting from an arm’s length workout of a loan originally held by the Bank. This 40% ownership was subsequently sold during 2010 at a gain to the Company of approximately $88,000. Finally, in August 2011, the Company opened a new branch location in a facility which is leased from an entity owned by the Firm on terms considered by management to be arms-length.